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                             Penn Series Funds, Inc.
                        Supplement dated January 15, 2004
               to the Statement of Additional Information ("SAI")
                                dated May 1, 2003


This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
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A special meeting of shareholders (the "Meeting") of the Penn Series Funds, Inc.
(the "Company") was held on October 31, 2003. At the Meeting, the Company's shareholders: (1) re-elected each of the Company's existing Directors; (2) approved a new investment sub-advisory agreement for the Mid Cap Value Fund; (3) approved the implementation of a "manager of managers" structure for the Mid Cap Value, Limited Maturity Bond, Index 500 and Mid Cap Growth Funds; and (4) approved changes to certain investment policies of the Quality Bond, Growth Equity, Large Cap Value and International Equity Funds.

The SAI is hereby amended as follows to reflect the shareholder approvals obtained at the Meeting with respect to the changes to certain of the investment policies of the Quality Bond, Growth Equity, Large Cap Value and International Equity Funds.

Under the caption Quality Bond Fund on page 26 of the SAI, investment restrictions (1)(a) and (1)(b) are hereby deleted and replaced with the following:

         The Fund may not: (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Under the caption Growth Equity Fund on page 30 of the SAI, investment restrictions (1) and (2) are hereby deleted and replaced with the following:

         The Fund may not: (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

Under the caption Large Cap Value Fund on page 31 of the SAI, investment restrictions (1)(a) and (1)(b) are hereby deleted and replaced with the following:

         The Fund may not: (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

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Under the caption International Equity Fund on page 37 of the SAI, investment restrictions (1)(a) and (1)(b) are hereby deleted and replaced with the following:

         The Fund may not: (1) Diversification. With respect to 75% of its assets, invest more than 5% of the value of the Fund's total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

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Under the caption Officers of Penn Series on page 48 of the SAI, the information with respect to C. Ronald Rubley is hereby deleted due to Mr. Rubley's retirement.

Under the caption Officers of Penn Series on page 48 of the SAI, the information with respect to Laura M. Ritzko is hereby deleted and replaced with the following:

Laura M. Ritzko (42)               Secretary          No set term;            Secretary (since December 1996),
600 Dresher Road                                      served since 2003       The Penn Mutual Life Insurance
Horsham, PA 19044                                                             Company; Assistant Secretary (1996
                                                                              - 2003), Penn Series Funds, Inc.
                                                                              (investment company)




               Please retain this supplement for future reference.